Notes to the Balance Sheet - Summary of Depreciation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	€ 3,942	€ 3,648	€ 3,586
Cost Of Sales [Member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	384	221	98
Research and development [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	1,897	1,636	1,991
Selling [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	126	79	145
General and administrative [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	€ 1,535	€ 1,711	€ 1,352